Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) (10-K) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 31, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Accumulated Amortization		$ 98,169	$ 97,791	$ 396,795	$ 242,255
Customer Relationships [Member]
Finite lived intangible assets, beginning balance		3,765,300	4,042,500	4,042,500
Additions	$ 4,158,000				4,158,000
Disposals
Gross value, after additions disposals				4,158,000	4,158,000
Accumulated Amortization				(392,700)	(115,500)
Finite lived intangible assets. ending balance				3,765,300	4,042,500
Computer Software [Member]
Finite lived intangible assets, beginning balance		$ 71,604	$ 520,488	520,488	440,444
Additions				29,401	80,044
Disposals				(146,221)
Gross value, after additions disposals				403,668	520,488
Accumulated Amortization				(332,064)	(351,394)
Finite lived intangible assets. ending balance				$ 71,604	$ 520,488